Vanguard Real Estate Index Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N -
PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Equity Real Estate Investment Trusts (REITs) (95.0%)
Diversified REITs (3.3%)
WP Carey Inc.	161,473	9,378
VEREIT Inc.	999,662	4,888
STORE Capital Corp.	208,355	3,775
PS Business Parks Inc.	19,349	2,622
Washington REIT	75,766	1,809
Empire State Realty Trust Inc.	144,246	1,293
American Assets Trust Inc.	48,318	1,208
Global Net Lease Inc.	84,335	1,128
Essential Properties Realty Trust Inc.	76,530	1,000
Colony Capital Inc.	435,660	762
Alexander & Baldwin Inc.	64,164	720
iStar Inc.	59,409	630
Armada Hoffler Properties Inc.	53,078	568
Gladstone Commercial Corp.	29,679	426
One Liberty Properties Inc.	14,099	196
		30,403
Health Care REITs (7.9%)
Welltower Inc.	380,056	17,399
Healthpeak Properties Inc.	463,840	11,063
Ventas Inc.	349,116	9,356
Medical Properties Trust Inc.	484,599	8,379
Omega Healthcare Investors Inc.	204,336	5,423
Healthcare Trust of America Inc. Class A	193,901	4,708
Healthcare Realty Trust Inc.	125,712	3,511
Physicians Realty Trust	175,848	2,451
National Health Investors Inc.	40,911	2,026
Sabra Health Care REIT Inc.	180,809	1,974
CareTrust REIT Inc.	88,637	1,311
Universal Health Realty Income Trust	12,280	1,238
LTC Properties Inc.	37,468	1,158
Diversified Healthcare Trust	222,996	809
Community Healthcare Trust Inc.	18,128	694
Global Medical REIT Inc.	38,724	392
New Senior Investment Group Inc.	78,917	202
		72,094
Hotel & Resort REITs (2.6%)
Host Hotels & Resorts Inc.	671,824	7,417
MGM Growth Properties LLC Class A	106,949	2,531
Apple Hospitality REIT Inc.	200,609	1,840
Sunstone Hotel Investors Inc.	209,175	1,822
Park Hotels & Resorts Inc.	223,938	1,771
Ryman Hospitality Properties Inc.	45,622	1,636
Pebblebrook Hotel Trust	120,933	1,317
RLJ Lodging Trust	159,948	1,235

Xenia Hotels & Resorts Inc.	106,066	1,092
DiamondRock Hospitality Co.	187,953	955
Service Properties Trust	153,913	831
Summit Hotel Properties Inc.	94,997	401
Chatham Lodging Trust	42,156	250
CorePoint Lodging Inc.	39,021	153
Hersha Hospitality Trust Class A	35,107	126
Ashford Hospitality Trust Inc.	94,335	70
Braemar Hotels & Resorts Inc.	26,792	45
		23,492
Industrial REITs (10.7%)
Prologis Inc.	690,687	55,510
Duke Realty Corp.	344,590	11,158
Americold Realty Trust	170,754	5,812
Rexford Industrial Realty Inc.	103,575	4,248
First Industrial Realty Trust Inc.	119,148	3,959
EastGroup Properties Inc.	35,862	3,747
Terreno Realty Corp.	62,677	3,244
STAG Industrial Inc.	124,109	2,795
Lexington Realty Trust Class B	208,861	2,074
Hannon Armstrong Sustainable Infrastructure Capital Inc.	60,985	1,245
Innovative Industrial Properties Inc.	15,602	1,185
Industrial Logistics Properties Trust	61,182	1,073
Monmouth Real Estate Investment Corp.	85,341	1,028
		97,078
Office REITs (8.9%)
Alexandria Real Estate Equities Inc.	107,875	14,785
Boston Properties Inc.	144,890	13,363
Kilroy Realty Corp.	99,101	6,313
Vornado Realty Trust	160,608	5,816
Douglas Emmett Inc.	155,601	4,747
Cousins Properties Inc.	136,840	4,005
JBG SMITH Properties	119,603	3,807
Hudson Pacific Properties Inc.	145,493	3,690
Equity Commonwealth	114,497	3,631
Highwoods Properties Inc.	97,299	3,446
SL Green Realty Corp.	75,254	3,244
Corporate Office Properties Trust	104,439	2,311
Piedmont Office Realty Trust Inc. Class A	118,570	2,094
Easterly Government Properties Inc.	70,025	1,726
Brandywine Realty Trust	163,706	1,722
Paramount Group Inc.	171,864	1,512
Columbia Property Trust Inc.	109,917	1,374
Mack-Cali Realty Corp.	85,410	1,301
Office Properties Income Trust	45,320	1,235
Franklin Street Properties Corp.	97,577	559
City Office REIT Inc.	51,909	375
		81,056
Residential REITs (14.4%)
Equity Residential	347,790	21,462
AvalonBay Communities Inc.	130,792	19,249
Essex Property Trust Inc.	61,950	13,644
Mid-America Apartment Communities Inc.	106,951	11,019
Sun Communities Inc.	86,906	10,850
Invitation Homes Inc.	504,095	10,773
UDR Inc.	274,563	10,033

	Equity LifeStyle Properties Inc.	162,256	9,326
	Camden Property Trust	90,824	7,197
	American Homes 4 Rent Class A	253,168	5,873
	Apartment Investment & Management Co.	139,669	4,909
	American Campus Communities Inc.	128,886	3,577
	Independence Realty Trust Inc.	85,195	762
	Investors Real Estate Trust	10,831	596
	Front Yard Residential Corp.	47,534	568
	NexPoint Residential Trust Inc.	18,515	467
	UMH Properties Inc.	35,299	383
	Preferred Apartment Communities Inc. Class A	41,536	298
			130,986
Retail REITs (8.1%)
	Simon Property Group Inc.	287,488	15,772
	Realty Income Corp.	305,319	15,223
	Regency Centers Corp.	156,953	6,032
	Federal Realty Investment Trust	70,690	5,274
	National Retail Properties Inc.	160,689	5,173
	Kimco Realty Corp.	394,680	3,817
	Brixmor Property Group Inc.	279,538	2,656
	Agree Realty Corp.	39,537	2,447
	Spirit Realty Capital Inc.	93,241	2,438
	Taubman Centers Inc.	57,362	2,402
	Weingarten Realty Investors	114,314	1,650
	Retail Properties of America Inc.	201,685	1,043
	Urban Edge Properties	114,570	1,009
	Acadia Realty Trust	80,504	997
	Retail Opportunity Investments Corp.	109,141	905
	Getty Realty Corp.	32,441	770
	SITE Centers Corp.	146,112	761
	Kite Realty Group Trust	78,863	747
	American Finance Trust Inc.	99,726	623
^	Macerich Co.	106,537	600
	Alexander's Inc.	2,132	588
	RPT Realty	73,665	444
	Saul Centers Inc.	13,154	431
^	Tanger Factory Outlet Centers Inc.	86,000	430
	Urstadt Biddle Properties Inc. Class A	28,790	406
*	Seritage Growth Properties Class A	33,500	305
	Whitestone REIT	35,755	222
	Retail Value Inc.	15,292	187
^	Washington Prime Group Inc.	180,008	145
	Cedar Realty Trust Inc.	85,440	80
^	Pennsylvania REIT	71,364	65
§,* Spirit MTA REIT		42,040	32
			73,674
Specialized REITs (39.1%)
	American Tower Corp.	414,966	90,359
	Crown Castle International Corp.	389,485	56,242
	Digital Realty Trust Inc.	246,248	34,206
*	Equinix Inc.	49,885	31,157
	Public Storage	147,311	29,257
	SBA Communications Corp. Class A	105,463	28,472
	Weyerhaeuser Co.	698,359	11,837
	Extra Space Storage Inc.	121,184	11,605
	VICI Properties Inc.	431,046	7,173

	CyrusOne Inc.			106,066	6,550
	Iron Mountain Inc.			269,309	6,410
	Gaming and Leisure Properties Inc.			191,434	5,305
	CubeSmart			181,052	4,850
	Lamar Advertising Co. Class A			80,740	4,140
	Life Storage Inc.			43,770	4,138
	CoreSite Realty Corp.			35,378	4,100
	QTS Realty Trust Inc. Class A			54,262	3,148
	Rayonier Inc.			120,726	2,843
	PotlatchDeltic Corp.			62,965	1,976
	Outfront Media Inc.			135,193	1,822
	EPR Properties			73,282	1,775
	National Storage Affiliates Trust			55,896	1,655
	GEO Group Inc.			114,426	1,391
	CoreCivic Inc.			112,400	1,256
	Four Corners Property Trust Inc.			65,162	1,219
	Uniti Group Inc.			182,347	1,100
	Safehold Inc.			11,358	718
	CatchMark Timber Trust Inc. Class A			43,932	317
	CorEnergy Infrastructure Trust Inc.			12,425	228
	Jernigan Capital Inc.			19,627	215
					355,464
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,068,330)					864,247
Real Estate Management & Development (2.8%)
*	CBRE Group Inc. Class A			297,859	11,232
	Jones Lang LaSalle Inc.			48,323	4,880
*	Howard Hughes Corp.			38,181	1,929
	Kennedy-Wilson Holdings Inc.			119,020	1,597
*	Cushman & Wakefield plc			92,987	1,092
*	Redfin Corp.			69,658	1,074
	Newmark Group Inc. Class A			138,199	587
*	Marcus & Millichap Inc.			21,491	582
*	St. Joe Co.			32,598	547
	RMR Group Inc. Class A			14,631	394
	RE/MAX Holdings Inc. Class A			16,981	372
	Realogy Holdings Corp.			109,534	330
*	Tejon Ranch Co.			21,408	301
*	FRP Holdings Inc.			6,510	280
*	Five Point Holdings LLC Class A			49,235	250
*	eXp World Holdings Inc.			21,802	185
*	Forestar Group Inc.			16,023	166
*	Altisource Portfolio Solutions SA			6,356	49
Total Real Estate Management & Development (Cost $40,562)					25,847
		Coupon
Temporary Cash Investments (2.0%)
Money Market Fund (2.0%)
1,2 Vanguard Market Liquidity Fund		0.943%		181,296	18,108

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	United States Treasury Bill	1.541%	4/30/20	100	100
Total Temporary Cash Investments (Cost $18,230)					18,208

Total Investments (99.8%) (Cost $1,127,122)	908,302
Other Assets and Liabilities—Net (0.2%)2,3	1,611
Net Assets (100%)	909,913
Cost rounded to $000.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $919,000.
§ Security value determined using significant unobservable inputs.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
2 Collateral of $1,116,000 was received for securities on loan.
3 Securities with a value of $100,000 and cash of $160,000 has been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2020	65	1,785	(276)

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(% )	($000)	($000)
Equinix Inc.	2/2/21	GSCM	17,255	(1.150)	1,475	—

1 Payment received/paid monthly.
GSCM—Goldman Sachs Capital Management.

Real Estate Index Portfolio

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which ea ch security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with t he use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has e ntered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Swap Contracts: The portfolio has entered into equity swap contracts to earn the total return on selected reference stocks in the portfolio's target index. Under the terms of the swaps, the portfolio receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The portfolio also pays a floating rate that is based on short-
term interest rates, applied to the notional amount. At the same time, the portfolio generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or

Real Estate Index Portfolio

rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio's net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of
Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

D. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
March 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	890,062	—	32	890,094
Temporary Cash Investments	18,108	100	—	18,208
Total	908,170	100	32	908,302
Derivative Financial Instruments
Assets
Swap Contracts	—	1,475	—	1,475
Liabilities
Futures Contracts[1]	46	—	—	46
1 Represents variation margin on the last day of the reporting period.